[LETTERHEAD OF SUTHERLAND ASBILL & BRENNAN LLP]

February 26, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Pathway Energy Infrastructure Fund, Inc.– Form N-2 Registration Statement

Dear Sir/Madam:

On behalf of Pathway Energy Infrastructure Fund, Inc.(the “Company”), we are transmitting herewith for filing under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Company’s registration statement on Form N-2 (the “Registration Statement”).

If you have any questions or comments regarding the Registration Statement, please do not hesitate to contact the undersigned at (202) 383-0515.

Sincerely,

/s/ John J. Mahon

John J. Mahon